Commitments and contingencies (Narrative) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Jan. 26, 2016 shares
Statements [Line Items]
Commitments	$ 30,694
Over the next 12 months [Member]
Statements [Line Items]
Operating lease commitments	398
12 to 60 months [Member]
Statements [Line Items]
Operating lease commitments	1,538
Later than 60 months [Member]
Statements [Line Items]
Operating lease commitments	46
License agreement for SIRPaFc [Member] | Successful patent grants [Member]
Statements [Line Items]
Commitments	25
License agreement for SIRPaFc [Member] | First patient dosed in phase 2 trials
Statements [Line Items]
Commitments	200
License agreement for SIRPaFc [Member] | First patient dosed in phase 3 trials
Statements [Line Items]
Commitments	300
License agreement for SIRPaFc [Member] | Regulatory [Member]
Statements [Line Items]
Commitments	5,000
Fluorinov [Member]
Statements [Line Items]
Percentage of contingent future payments satisfied through issuance of common shares			50.00%
Contingent future payments satisfied through issuance of common shares limit | shares			1,558,447
Net central nervous system asset proceeds to share with Fluorinov shareholders			50.00%
Fluorinov [Member] | Regulatory [Member]
Statements [Line Items]
Commitments	$ 35,000
Catalent Pharma Solutions [Member] | Pre-marketing approval milestones [Member]
Statements [Line Items]
Commitments		$ 875
Catalent Pharma Solutions [Member] | Sales milestones [Member]
Statements [Line Items]
Commitments		$ 28,750